Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Federal statutory corporate income tax rate	21.00%	35.00%	35.00%
Tax benefit for the provisional impact of 2017 Tax Act		$ 258,103,000
Income tax benefit from net operating loss (NOL) carryforwards utilized	$ 5,794,000		$ 11,852,000
Income tax benefits attributable to stock-based compensation			6,792,000
Foreign pretax earnings	$ 5,718,000	$ 10,566,000	$ 3,865,000
Tax deduction, percentage		9.00%	9.00%
Increased net earnings		$ 15,461,000	$ 13,583,000
Increased net earnings, per share		$ 0.25	$ 0.21
Operating loss carryforwards, expiration dates	2037
Deferred tax assets recognized	$ 10,990,000	$ 11,780,000
Deferred tax asset, valuation allowance	$ 8,576,000	10,085,000
Tax refund		3,922,000
Open tax years	2011 2012 2013 2014 2015 2016 2017 2018
Federal Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	$ 3,219,000
State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	168,060,000	197,916,000
Domestic Tax Authority
Income Taxes [Line Items]
Domestic and foreign tax credits, amount	$ 993,000	1,342,000
Domestic tax credits, expiration year	2036
Deferred tax assets recognized	$ 784,000	1,060,000
Deferred tax asset, valuation allowance	28,000	$ 264,000
Tax Year 2017
Income Taxes [Line Items]
Income tax expense for transition tax on undistributed foreign earnings	1,147,000
Income tax expense, write off of deferred tax assets	1,481,000
Income tax benefit of pension funding, inventory and insurance prepayments	$ 21,514,000
Earliest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2010
Latest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2013